RISK MANAGEMENT - Risk management - Value at risk - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	$ 160,445	$ 440,804
Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	379,009	217,031
Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	205,759	299,985
Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	22,193	46,209
Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	252,417	221,409
Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	7,623	18,822
Interest rate risk [member] | Aval Fiduciaria S.A
Disclosure of financial assets [line items]
Value at risk	717	865
Interest rate risk [member] | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	5,628	2,791
Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	155,113	160,165
Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	1,971	717
Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	51,982	7,221
Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	148	10
Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	51,653	4,381
Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	275	597
Currency risk [member] | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	331	8
Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	2,077	37,830
Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	15,090	6,586
Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	14,918	7,221
Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,790	1,973
Equity price risk [member] | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	820	787
Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	568	429
Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	992	607
Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	18,314	22,926
Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	225	785
Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	1,108	7,057
Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,074	3,094
Mutual funds | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	12	12
Bottom of range [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	160,445	423,347
Bottom of range [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	264,941	179,858
Bottom of range [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	205,759	82,783
Bottom of range [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	22,193	46,209
Bottom of range [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	220,886	190,139
Bottom of range [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	7,623	12,190
Bottom of range [member] | Interest rate risk [member] | Aval Fiduciaria S.A
Disclosure of financial assets [line items]
Value at risk	607	786
Bottom of range [member] | Interest rate risk [member] | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	3,192	1,588
Bottom of range [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	91,087	105,390
Bottom of range [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	1,078	717
Bottom of range [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	19,869	5,050
Bottom of range [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	4	1
Bottom of range [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	19,172	4,381
Bottom of range [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	7	115
Bottom of range [member] | Currency risk [member] | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	91	8
Bottom of range [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	1,947	3,891
Bottom of range [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	6,884	148
Bottom of range [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	6,731	7,086
Bottom of range [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,624	1,710
Bottom of range [member] | Equity price risk [member] | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	582	110
Bottom of range [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	411	106
Bottom of range [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	934	569
Bottom of range [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	18,201	7,255
Bottom of range [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	121	221
Bottom of range [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	983	7,057
Bottom of range [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	782	457
Bottom of range [member] | Mutual funds | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	12	12
Weighted average [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	427,563	428,765
Weighted average [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	322,068	205,998
Weighted average [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	328,266	114,642
Weighted average [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	29,979	65,592
Weighted average [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	271,679	209,769
Weighted average [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	14,368	24,500
Weighted average [member] | Interest rate risk [member] | Aval Fiduciaria S.A
Disclosure of financial assets [line items]
Value at risk	1,133	1,139
Weighted average [member] | Interest rate risk [member] | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	4,434	2,156
Weighted average [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	141,196	138,671
Weighted average [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	3,402	3,662
Weighted average [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	39,424	6,783
Weighted average [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	84	46
Weighted average [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	38,723	16,757
Weighted average [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	233	978
Weighted average [member] | Currency risk [member] | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	319	301
Weighted average [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	10,929	12,573
Weighted average [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	11,331	687
Weighted average [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	11,457	7,501
Weighted average [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	2,090	2,347
Weighted average [member] | Equity price risk [member] | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	1,325	722
Weighted average [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	1,549	3,860
Weighted average [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	991	15,259
Weighted average [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	19,668	16,714
Weighted average [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	251	6,930
Weighted average [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	1,200	8,187
Weighted average [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	2,365	2,650
Weighted average [member] | Mutual funds | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	12	21
Top of range [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	552,647	440,804
Top of range [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	379,009	251,416
Top of range [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	410,228	299,985
Top of range [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	43,936	86,967
Top of range [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	341,730	227,913
Top of range [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	16,520	38,914
Top of range [member] | Interest rate risk [member] | Aval Fiduciaria S.A
Disclosure of financial assets [line items]
Value at risk	2,111	1,610
Top of range [member] | Interest rate risk [member] | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	5,724	2,791
Top of range [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	166,334	175,945
Top of range [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	9,151	11,894
Top of range [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	59,084	7,759
Top of range [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	472	153
Top of range [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	55,653	24,799
Top of range [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	419	2,900
Top of range [member] | Currency risk [member] | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	588	849
Top of range [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	37,644	37,830
Top of range [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	15,090	6,586
Top of range [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	14,918	8,007
Top of range [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	2,654	3,091
Top of range [member] | Equity price risk [member] | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	2,042	1,412
Top of range [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	2,788	13,085
Top of range [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	1,031	85,455
Top of range [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	23,969	22,926
Top of range [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	447	14,175
Top of range [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	1,424	9,856
Top of range [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	6,478	5,829
Top of range [member] | Mutual funds | Aval Casa de Bolsa S.A
Disclosure of financial assets [line items]
Value at risk	$ 12	$ 27